Reconciliations of Beginning and Ending Balances of Pension Benefit Obligations and Fair Value of Plan Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Amounts recognized in the consolidated balance sheets consist of:
Noncurrent liabilities	¥ (622,462)	[1]	¥ (591,486)	[1]
Japanese plans
Change in benefit obligations:
Benefit obligations at beginning of year	(1,193,566)		(1,191,254)
Service cost	(31,124)		(33,454)		(35,209)
Interest cost	(23,871)		(23,481)		(23,159)
Actuarial gain (loss)	(82,834)		7,449
Benefits paid	48,179		47,174
Benefit obligations at end of year	(1,283,216)		(1,193,566)		(1,191,254)
Change in plan assets:
Fair value of plan assets at beginning of year	801,701		748,345
Actual return on plan assets	94,446		29,364
Employer contributions	70,550		71,166
Benefits paid	(48,179)		(47,174)
Fair value of plan assets at end of year	918,518		801,701		748,345
Funded status	(364,698)		(391,865)
Amounts recognized in the consolidated balance sheets consist of:
Noncurrent assets	1,480		1,268
Current liabilities	(364)		(305)
Noncurrent liabilities	(365,814)		(392,828)
Total	(364,698)		(391,865)
Amounts recognized in accumulated other comprehensive income (loss) consist of:
Actuarial loss (gain)	394,998		403,010
Prior service cost (benefit)	(121,671)		(137,975)
Total	273,327		265,035
Pension plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligations	(1,262,263)		(1,174,686)
Accumulated benefit obligations	(1,180,781)		(1,105,707)
Fair value of plan assets	897,066		782,949
Foreign plans
Change in benefit obligations:
Benefit obligations at beginning of year	(536,064)		(446,159)
Service cost	(24,826)		(19,506)		(18,113)
Interest cost	(26,107)		(24,130)		(24,165)
Plan participants' contributions	(26)		(22)
Actuarial gain (loss)	(33,210)		(66,872)
Benefits paid	11,177		11,585
Amendment			2,579
Foreign currency translation	(76,099)		6,461
Benefit obligations at end of year	(685,155)		(536,064)		(446,159)
Change in plan assets:
Fair value of plan assets at beginning of year	422,500		395,565
Actual return on plan assets	45,124		22,651
Employer contributions	23,795		21,503
Plan participants' contributions	26		22
Benefits paid	(11,177)		(11,585)
Foreign currency translation	62,896		(5,656)
Fair value of plan assets at end of year	543,164		422,500		395,565
Funded status	(141,991)		(113,564)
Amounts recognized in the consolidated balance sheets consist of:
Current liabilities	(38)		(86)
Noncurrent liabilities	(141,953)		(113,478)
Total	(141,991)		(113,564)
Amounts recognized in accumulated other comprehensive income (loss) consist of:
Actuarial loss (gain)	206,941		201,199
Net transition obligation	77		110
Prior service cost (benefit)	(1,905)		(2,151)
Total	205,113		199,158
Pension plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligations	(493,040)		(464,641)
Accumulated benefit obligations	(453,165)		(420,920)
Fair value of plan assets	¥ 367,949		¥ 363,068

[1]	The amount at March 31, 2012 has been corrected from the amount previously disclosed, see note 1(w).